Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from affiliates, net	$ 2,758,000	$ 2,376,000
Due to container investors, net	16,132,000	17,985,000
Affiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net	$ 0	$ 0